Supplementary Financial Statements Information (Other Current Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Accounts Payable and Accrued Liabilities, Current [Abstract]
Advances from customers and deferred revenues	$ 9,602	$ 2,004
Accrued employee compensation and related benefits	7,673	7,713
Commissions	6,240	5,963
Accrued warranty costs	1,761	1,723
Accrued expenses	1,515	1,343
Operating lease obligations	772	826
Government institutions	607	700
Total other current liabilities	$ 28,170	$ 20,272